Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
		December 31,
		2017	2018
Balance Sheet
Due from related parties		$16,914	$27,864
Due from related parties (current) - Total		16,914	27,864

Due to related parties		(72)	(5,796)
Due to related parties (current) - Total		$(72)	$(5,796)

Due to related parties		(71,631)	(66,690)
Due to related parties (non - current) - Total		$(71,631)	$(66,690)

Advances for vessels under construction and related costs		1,004	-
Vessels, net		-	170,871
Accrued liabilities		$(350)	$(304)
	Year ended December 31,
Statement of Operations	2016	2017	2018
Time charter	$1,800	$3,988	$9,168
Voyage expenses	(390)	(1,526)	(3,743)
Depreciation	-	-	(629)
General and administrative expenses	(32,397)	(23,850)	(22,986)
Commissions for assets sold	(886)	(85)	(3,568)
Loss from sale of vessel owning companies, net of commissions	(22,318)	-	-
Interest and finance costs	(1,789)	(13,070)	(2,924)
Loss on Private Placement	$-	$(7,600)	$-
Per day and per quarter information in the note below is expressed in United States Dollars/Euros)